Vessels, net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net

5.         Vessels, net

The amounts in the consolidated statement of financial position are analyzed as follows:

	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2021	162,992	(104,111)	11,883	(8,414)	62,350
Additions/ Dry Docking Component	70,746	—	4,044	—	74,790
Depreciation expense	—	(3,665)	—	(2,751)	(6,416)
Balance at December 31, 2021	233,738	(107,776)	15,927	(11,165)	130,724
Additions/ Dry Docking Component	1,178	—	7,438	—	8,616
Depreciation expense	—	(5,233)	—	(4,646)	(9,879)
Balance at December 31, 2022	234,916	(113,009)	23,365	(15,811)	129,461
Additions/ Dry Docking Component	161	—	6,324	—	6,485
Reversal of Impairment	4,400	—	—	—	4,400
Depreciation expense	—	(4,372)	—	(4,185)	(8,557)
Sale of vessel	(58,219)	31,149	(13,444)	9,282	(31,232)
Balance at December 31, 2023	181,258	(86,232)	16,245	(10,714)	100,557

5.        Vessels, net (continued)

For the purpose of the consolidated statement of comprehensive income, depreciation, as stated in the income statement component, comprises the following:

	For the year ended December 31,
	2023	2022	2021
Vessels’ depreciation	4,372	5,233	3,665
Depreciation on office furniture and equipment	42	40	39
Depreciation of right of use asset (Note 16)	311	327	206
Total	4,725	5,600	3,910

On February 18, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Nord Venus”, a 2011-built Kamsarmax dry bulk carrier, for a purchase price of $16.2 million (absolute amount). No initial dry-docking component has been recognized as the vessel underwent dry-docking subsequent to her delivery. The m/v “Nord Venus” was built at the Universal Shipbuilding Corporation in Japan and has a carrying capacity of 80,655 dwt. On July 20, 2021, the Company took delivery of the m/v “Nord Venus” that was renamed to “Power Globe”.

On March 19, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Yangze 11”, a 2018-built Kamsarmax dry bulk carrier, for a purchase price of $27.0 million (absolute amount), the vessel cost amounted to $26.4 million (absolute amount), and the initial dry-docking component amounted to $0.6 million (absolute amount). The m/v “Yangze 11” was built at Jiangsu New Yangzi Shipbuilding Co., Ltd and has a carrying capacity of 82,027 dwt. On June 9, 2021, the Company took delivery of the m/v “Yangze 11” that was renamed to “Diamond Globe”.

On September 22, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Peak Liberty”, a 2015-built Kamsarmax dry bulk carrier, for a purchase price of $28.4 million (absolute amount), the vessel cost amounted to $27.9 million (absolute amount), and the initial dry-docking component amounted to $0.5 million (absolute amount). The m/v “Peak Liberty” was built at Tsuneishi Zosen in Japan and has a carrying capacity of 81,837 dwt. On November 29, 2021, the Company took delivery of the m/v “Peak Liberty” that was renamed to “Orion Globe”.

On March 6, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built Sun Globe for a gross price of $14.1 million (absolute amount), before commissions, to an unaffiliated third party.

Following the agreement to sell Sun Globe and given the significant increase in the vessel’s market value, the Company assessed that there were indications that impairment losses recognised in the previous periods with respect to this vessel have decreased. Therefore, the carrying amount of the vessel was increased to its recoverable amount, determined based on selling price less cost to sell, which amounted to $13,617, and the Company recorded reversal of impairment amounting $4,400, during the first quarter of 2023. The vessel was delivered to its new owners on June 5, 2023 and the Company recorded a gain of $71 which is included in the consolidated statement of comprehensive income.

On August 11, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2009-built Sky Globe for a gross price of $10.7 million (absolute amount), before commissions, to an unaffiliated third party. The vessel was delivered to its new owners on September 7, 2023. The Company recognized a gain of approximately $2.2 million (absolute amount) as a result of the sale, which is included in the income statement component of the consolidated statement of comprehensive income.

On August 16, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2010-built Star Globe for a gross price of $11.2 million (absolute amount), before commissions, to an unaffiliated third party. The vessel was delivered to its new owners on September 13, 2023. The Company recognized a gain of approximately $1.6 million (absolute amount) as a result of the sale, which is included in the income statement component of the consolidated statement of comprehensive income.

5.         Vessels, net (continued)

On August 18, 2023, the Company signed two contracts for the construction and purchase of two fuel efficient bulk carrier of about 64,000 dwt each. The two vessels will be built at a reputable shipyard in Japan and are scheduled to be delivered during the second half of 2026. The total consideration for the construction of both vessels is approximately $75.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In August 2023 the Company paid the first instalment of $7.5 million (absolute amount) for both vessels under construction.

As at December 31, 2023 the Company’s vessels have been pledged as collateral to secure the bank loans discussed in note 11.

During the year ended December 31, 2022 the Company installed ballast water treatment system (“BWTS”) on five of its vessels amounting to an addition of approximately $1.1 million (absolute amount).

As at December 31, 2023, 2022 and 2021, the Company performed an assessment on whether there were indicators that the vessels may be impaired and no impairment indicators or indicators that previously recorded impairment needs to be reversed were identified for the Company’s vessels.